Non-controlling interests (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Equity attributable to non-controlling interest	[1]	£ 0		£ 2
Other non-controlling interests [member]
Profit (loss), attributable to non-controlling interests		0	£ (1)
Equity attributable to non-controlling interest		£ 0		£ 2

[1]	For notes to the Financial Statements see pages 19 to 44